Schedule of Investments(a)
January 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.75%
Aerospace & Defense–2.25%
General Electric Co.	846,292	$172,279,663
Textron, Inc.	1,397,916	106,954,553
		279,234,216
Air Freight & Logistics–1.66%
FedEx Corp.	777,942	206,053,498
Asset Management & Custody Banks–1.82%
State Street Corp.	2,218,395	225,433,300
Brewers–0.72%
Anheuser-Busch InBev S.A./N.V. (Belgium)	1,817,622	89,565,816
Broadline Retail–1.04%
eBay, Inc.	1,909,920	128,881,402
Building Products–1.79%
Johnson Controls International PLC	2,846,421	222,020,838
Cable & Satellite–1.77%
Charter Communications, Inc., Class A(b)	332,565	114,897,882
Comcast Corp., Class A	3,091,265	104,051,980
		218,949,862
Casinos & Gaming–1.03%
Las Vegas Sands Corp.(c)	2,798,580	128,258,921
Communications Equipment–3.18%
Cisco Systems, Inc.	4,465,652	270,618,511
F5, Inc.(b)	416,131	123,699,101
		394,317,612
Construction Machinery & Heavy Transportation Equipment– 2.60%
Caterpillar, Inc.	417,212	154,969,225
Wabtec Corp.	807,910	167,980,647
		322,949,872
Diversified Banks–9.63%
Bank of America Corp.	8,246,764	381,825,173
Citigroup, Inc.	2,617,867	213,172,910
Fifth Third Bancorp	4,117,694	182,455,021
Wells Fargo & Co.	5,288,111	416,703,147
		1,194,156,251
Electrical Components & Equipment–3.03%
Eaton Corp. PLC	493,181	160,994,006
Emerson Electric Co.	1,654,534	215,006,693
		376,000,699
Fertilizers & Agricultural Chemicals–2.35%
CF Industries Holdings, Inc.	1,491,627	137,542,926
Corteva, Inc.	2,364,587	154,336,593
		291,879,519
Shares		Value
Food Distributors–1.73%
Sysco Corp.	2,946,830	$214,882,844
Health Care Distributors–0.99%
Henry Schein, Inc.(b)	1,539,664	123,173,120
Health Care Equipment–3.51%
Baxter International, Inc.	1,645,794	53,587,053
Becton, Dickinson and Co.	634,535	157,110,866
GE HealthCare Technologies, Inc.	1,131,805	99,938,381
Medtronic PLC	1,367,978	124,239,762
		434,876,062
Health Care Services–1.80%
CVS Health Corp.	3,954,607	223,356,203
Household Products–3.03%
Kimberly-Clark Corp.	1,429,201	185,753,254
Reckitt Benckiser Group PLC (United Kingdom)	2,870,642	189,831,935
		375,585,189
Integrated Oil & Gas–4.49%
Chevron Corp.	1,460,215	217,849,476
Exxon Mobil Corp.	1,310,283	139,977,533
Suncor Energy, Inc. (Canada)	5,305,337	199,268,457
		557,095,466
Interactive Media & Services–4.67%
Alphabet, Inc., Class A	1,426,531	291,040,855
Meta Platforms, Inc., Class A	418,453	288,389,438
		579,430,293
Investment Banking & Brokerage–1.35%
Goldman Sachs Group, Inc. (The)	189,970	121,656,788
Morgan Stanley	334,120	46,252,232
		167,909,020
IT Consulting & Other Services–2.08%
Cognizant Technology Solutions Corp., Class A	1,853,582	153,124,409
DXC Technology Co.(b)	4,807,122	104,410,690
		257,535,099
Life & Health Insurance–1.04%
MetLife, Inc.	1,488,545	128,774,028
Life Sciences Tools & Services–0.93%
ICON PLC(b)	169,358	33,715,790
IQVIA Holdings, Inc.(b)	407,816	82,117,830
		115,833,620
Managed Health Care–2.85%
Elevance Health, Inc.	475,878	188,304,925
Humana, Inc.	405,001	118,758,443
UnitedHealth Group, Inc.	86,745	47,058,295
		354,121,663
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Shares		Value
Movies & Entertainment–2.13%
Universal Music Group N.V. (Netherlands)	2,332,724	$65,064,871
Walt Disney Co. (The)	1,152,192	130,266,828
Warner Bros. Discovery, Inc.(b)	6,565,184	68,540,521
		263,872,220
Multi-line Insurance–1.46%
American International Group, Inc.	2,457,118	180,991,312
Multi-Utilities–2.53%
Dominion Energy, Inc.	2,994,355	166,456,195
Sempra	1,770,938	146,863,888
		313,320,083
Oil & Gas Equipment & Services–0.56%
Tenaris S.A.	3,679,087	69,531,820
Oil & Gas Exploration & Production–2.62%
ConocoPhillips	1,580,252	156,176,305
EQT Corp.	1,703,839	87,100,250
Hess Corp.	587,548	81,686,798
		324,963,353
Oil & Gas Storage & Transportation–0.84%
Cheniere Energy, Inc.	464,622	103,912,710
Paper & Plastic Packaging Products & Materials–0.91%
International Paper Co.(c)	2,029,605	112,906,926
Pharmaceuticals–6.71%
AstraZeneca PLC (United Kingdom)	1,233,264	173,120,124
Bristol-Myers Squibb Co.	1,581,839	93,249,409
Johnson & Johnson	1,244,112	189,291,641
Merck & Co., Inc.	1,638,225	161,889,394
Sanofi S.A., ADR	3,959,586	215,163,903
		832,714,471
Property & Casualty Insurance–0.99%
Allstate Corp. (The)	639,001	122,899,062
Regional Banks–4.64%
Citizens Financial Group, Inc.	4,529,949	215,489,674
Huntington Bancshares, Inc.	11,757,958	202,236,877
M&T Bank Corp.	781,561	157,281,336
		575,007,887
Restaurants–2.31%
Domino’s Pizza, Inc.	244,899	109,989,039
Starbucks Corp.	1,640,285	176,625,889
		286,614,928
Semiconductors–2.71%
Intel Corp.	3,998,974	77,700,065
Shares		Value
Semiconductors–(continued)
NXP Semiconductors N.V. (China)(c)	706,095	$147,256,112
QUALCOMM, Inc.	640,819	110,816,830
		335,773,007
Soft Drinks & Non-alcoholic Beverages–2.48%
Coca-Cola Co. (The)	2,263,763	143,703,675
Keurig Dr Pepper, Inc.	5,106,218	163,909,598
		307,613,273
Systems Software–2.43%
Microsoft Corp.	725,599	301,167,121
Telecom Tower REITs–0.34%
SBA Communications Corp., Class A	212,913	42,063,092
Tobacco–1.93%
Philip Morris International, Inc.	1,839,218	239,466,184
Wireless Telecommunication Services–0.82%
T-Mobile US, Inc.	436,789	101,758,733
Total Common Stocks & Other Equity Interests (Cost $7,656,510,450)		12,124,850,595
Money Market Funds–2.22%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e)	96,501,630	96,501,630
Invesco Treasury Portfolio, Institutional Class, 4.29%(d)(e)	178,853,161	178,853,161
Total Money Market Funds (Cost $275,354,791)		275,354,791
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $7,931,865,241)		12,400,205,386
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.21%
Invesco Private Government Fund, 4.35%(d)(e)(f)	41,849,166	41,849,166
Invesco Private Prime Fund, 4.48%(d)(e)(f)	109,005,893	109,038,594
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $150,887,760)		150,887,760
TOTAL INVESTMENTS IN SECURITIES–101.18% (Cost $8,082,753,001)		12,551,093,146
OTHER ASSETS LESS LIABILITIES—(1.18)%		(146,876,161)
NET ASSETS–100.00%		$12,404,216,985
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$180,012,256	$408,154,950	$(491,665,576)	$-	$-	$96,501,630	$6,708,447
Invesco Liquid Assets Portfolio, Institutional Class	128,215,751	79,934,192	(208,150,222)	(1,724)	2,003	-	1,526,316
Invesco Treasury Portfolio, Institutional Class	205,728,292	790,288,067	(817,163,198)	-	-	178,853,161	10,900,812
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	36,428,191	820,733,617	(815,312,642)	-	-	41,849,166	2,169,070*
Invesco Private Prime Fund	87,973,584	1,876,165,101	(1,855,080,457)	4,874	(24,508)	109,038,594	5,953,842*
Total	$638,358,074	$3,975,275,927	$(4,187,372,095)	$3,150	$(22,505)	$426,242,551	$27,258,487

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/10/2025	Canadian Imperial Bank of Commerce	EUR	4,232,896	USD	4,418,492	$26,116
02/10/2025	Deutsche Bank AG	EUR	5,888,456	USD	6,138,910	28,599
02/10/2025	Deutsche Bank AG	GBP	4,141,291	USD	5,172,362	37,726
02/10/2025	Deutsche Bank AG	USD	4,283,850	GBP	3,499,919	55,572
02/10/2025	Goldman Sachs International	CAD	15,017,543	USD	10,455,387	119,453
02/10/2025	J.P. Morgan Chase Bank, N.A.	GBP	3,841,751	USD	4,780,024	16,777
02/10/2025	J.P. Morgan Chase Bank, N.A.	USD	4,397,728	GBP	3,566,988	24,850
02/10/2025	Royal Bank of Canada	CAD	144,924,767	USD	101,252,457	1,506,928
02/10/2025	Royal Bank of Canada	EUR	176,365,020	USD	183,489,108	479,299
02/10/2025	Royal Bank of Canada	GBP	135,211,773	USD	169,253,635	1,609,498
Subtotal—Appreciation						3,904,818
Currency Risk
02/10/2025	Canadian Imperial Bank of Commerce	GBP	3,270,376	USD	4,024,657	(30,162)
02/10/2025	Canadian Imperial Bank of Commerce	USD	2,239,379	CAD	3,217,246	(25,086)
02/10/2025	Deutsche Bank AG	EUR	12,329,939	USD	12,684,683	(109,802)
02/10/2025	Deutsche Bank AG	GBP	7,425,355	USD	9,036,137	(170,290)
02/10/2025	Deutsche Bank AG	USD	5,636,866	CAD	8,102,342	(60,371)
02/10/2025	Royal Bank of Canada	EUR	9,377,127	USD	9,647,010	(83,413)
02/10/2025	State Street Bank & Trust Co.	USD	3,735,781	GBP	2,993,382	(24,396)
Subtotal—Depreciation						(503,520)
Total Forward Foreign Currency Contracts						$3,401,298

See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$11,537,736,029	$587,114,566	$—	$12,124,850,595
Money Market Funds	275,354,791	150,887,760	—	426,242,551
Total Investments in Securities	11,813,090,820	738,002,326	—	12,551,093,146
Other Investments - Assets*
Forward Foreign Currency Contracts	—	3,904,818	—	3,904,818
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(503,520)	—	(503,520)
Total Other Investments	—	3,401,298	—	3,401,298
Total Investments	$11,813,090,820	$741,403,624	$—	$12,554,494,444

*	Unrealized appreciation (depreciation).
Invesco Comstock Fund